Falling U.S. Dollar ProFund Expense Example - Falling U.S. Dollar ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	1,075
Expense Example, with Redemption, 5 Years	1,981
Expense Example, with Redemption, 10 Years	4,304
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	1,361
Expense Example, with Redemption, 5 Years	2,435
Expense Example, with Redemption, 10 Years	$ 5,092